Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments

	December 31, 2018
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Changes in fair value recorded in net income
Cash	1,983			1,983	1,983
Time deposits	1,463			1,463	1,462	1
Other short-term investments	206			206		206
Equity securities(1)	206		(3)	203		203
	3,858	—	(3)	3,855	3,445	410
Changes in fair value recorded in other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations	217		(3)	214		214
—Corporate	90		(2)	88		88
	307	—	(5)	302	—	302
Total	4,165	—	(8)	4,157	3,445	712

	December 31, 2017
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Changes in fair value recorded in net income
Cash	1,963			1,963	1,963
Time deposits	2,834			2,834	2,563	271
Other short-term investments	305	—		305		305
	5,102	—	—	5,102	4,526	576
Changes in fair value recorded in other comprehensive income
Equity securities	152	13		165		165
Debt securities available-for-sale:
—U.S. government obligations	127		(2)	125		125
—Other government obligations	2	—		2		2
—Corporate	215	1	(1)	215		215
	496	14	(3)	507	—	507
Total	5,598	14	(3)	5,609	4,526	1,083
(1)	See “New accounting pronouncements - Applicable for current period” in Note 2 for changes applicable in 2018.

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2018
	Available-for-sale
($ in millions)	Cost basis	Fair value
Less than one year	80	80
One to five years	166	163
Six to ten years	60	58
Due after ten years	1	1
Total	307	302